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<FILENAME>form13fjun06.txt

                                                    UNITED STATES
                                        SECURITIES AND EXCHANGE
COMMISSION
                                              Washington, D.C.  20549

                                                    FORM 13F

                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 June 2006

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     James Capital Alliance, Inc.
Address:  P.O. Box 12
          Alpha, OH  45301

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael McGraw
Title:    President
Phone:    (937) 429-7380
Signature, Place, and Date of Signing:

        Michael McGraw     Alpha,  Ohio     26 July 2006

Report Type (Check only one.):

[  ]       13F HOLDINGS REPORT.

[ x ]       13F NOTICE.

[   ]       13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Form 13F File Number 28-1895    Name James Investment Research, Inc.

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:


List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    13F File Number      Name


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
                                                              FORM 13F
INFORMATION TABLE
                                                           VALUE
SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN
AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- ----
---- --- ---- ------- ------------ -------- -------- --------

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